ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 189,069	$ 167,127
Wages payable	70,584	58,068
Accrued liabilities	104,551	95,860
Other liabilities	50,469	42,746
Total accounts payable and accrued liabilities	$ 414,673	$ 363,801